Earnings per share - Computations of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net income for the computation of basic and diluted EPS	$ 1,259,209	$ 448,166	$ 1,902,069	$ 1,052,380
Weighted average ordinary shares outstanding - basic (in shares)	173,960,277	192,515,755	176,725,697	194,144,800
Basic EPS (in USD per share)	$ 7.24	$ 2.33	$ 10.76	$ 5.42
Weighted average ordinary shares outstanding - diluted (in shares)	177,541,220	196,881,272	181,062,000	198,514,778
Diluted EPS (in USD per share)	$ 7.09	$ 2.28	$ 10.51	$ 5.30